34. Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Coverage
Schedule of insurance coverage

The insurance coverage as of December 31, 2019 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	26,120
Business interruption	Loss of profits	12,306
Cars and Others	Damages	378